Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
7.	INVENTORIES
Inventories consisted of the following as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Broadband related products	—	10,059	1,621